[GLG-SUMSTATSAI-SUPP]
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated April 20, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) for the Fund listed below:

Invesco Global Growth Fund

This supplement amends the Prospectuses and SAI for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and SAI and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R5	R6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None	None
Other Expenses[2]	0.27	0.27	0.27	0.06	0.06
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.31	2.06	1.06	0.85	0.85
Fee Waiver and/or Expense Reimbursement[3]	0.08	0.08	0.08	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	0.98	0.85	0.85
1 A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2 “Other Expenses” have been restated to reflect current fees.
3 Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”) through May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$668	$935	$1,221	$2,036
Class C	$301	$638	$1,101	$2,383
Class Y	$100	$329	$577	$1,287
Class R5	$87	$271	$471	$1,049
Class R6	$87	$271	$471	$1,049
 You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$668	$935	$1,221	$2,036
Class C	$201	$638	$1,101	$2,383
Class Y	$100	$329	$577	$1,287
Class R5	$87	$271	$471	$1,049
Class R6	$87	$271	$471	$1,049

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.94%)	1.68%	5.43%	9.32%	13.36%	17.54%	21.88%	26.38%	31.04%	35.87%
End of Year Balance	$9,806.27	$10,168.12	$10,543.32	$10,932.37	$11,335.77	$11,754.06	$12,187.79	$12,637.52	$13,103.84	$13,587.37
Estimated Annual Expenses	$668.43	$130.83	$135.66	$140.67	$145.86	$151.24	$156.82	$162.61	$168.61	$174.83
Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.60%	11.57%	15.69%	19.96%	24.38%	28.97%	33.73%	38.66%	43.78%
End of Year Balance	$10,377.00	$10,759.91	$11,156.95	$11,568.64	$11,995.53	$12,438.16	$12,897.13	$13,373.03	$13,866.50	$14,378.17
Estimated Annual Expenses	$125.32	$138.45	$143.56	$148.85$	154.35$	160.04	$165.95	$172.07	$178.42	$185.00
Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	6.05%	9.17%	12.38%	15.68%	19.08%	22.58%	26.19%	29.90%	33.71%
End of Year Balance	$10,302.00	$10,604.88	$10,916.66	$11,237.61	$11,568.00	$11,908.10	$12,258.20	$12,618.59	$12,989.57	$13,371.47
Estimated Annual Expenses	$200.99	$215.34	$221.67	$228.19	$234.90	$241.80	$248.91	$256.23	$263.76	$271.52
Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	8.12%	12.38%	16.81%	21.41%	26.19%	31.16%	36.33%	41.70%	47.29%
End of Year Balance	$10,402.00	$10,811.84	$11,237.83	$11,680.60	$12,140.81	$12,619.16	$13,116.35	$13,633.14	$14,170.28	$14,728.59
Estimated Annual Expenses	$99.97	$112.43	$116.86	$121.47	$126.25	$131.23	$136.40	$141.77	$147.36	$153.16
Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.15%	8.47%	12.97%	17.66%	22.55%	27.63%	32.93%	38.44%	44.19%	50.17%
End of Year Balance	$10,415.00	$10,847.22	$11,297.38	$11,766.22	$12,254.52	$12,763.08	$13,292.75	$13,844.40	$14,418.94	$15,017.33
Estimated Annual Expenses	$86.76	$90.36	$94.11	$98.02	$102.09	$106.32	$110.74	$115.33	$120.12	$125.10
Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.15%	8.47%	12.97%	17.66%	22.55%	27.63%	32.93%	38.44%	44.19%	50.17%
End of Year Balance	$10,415.00	$10,847.22	$11,297.38	$11,766.22	$12,254.52	$12,763.08	$13,292.75	$13,844.40	$14,418.94	$15,017.33
Estimated Annual Expenses	$86.76	$90.36	$94.11	$98.02	$102.09	$106.32	$110.74	$115.33	$120.12	$125.10
1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.

The following information replaces in its entirety the corresponding information appearing under the section “Investment Advisory and Other Services – Investment Adviser” in the SAI with respect to the Fund:
Invesco also has contractually agreed through to waive advisory fees or  reimburse  expenses  to  the  extent  necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii)  taxes; (iii)  dividend expense on short sales; (iv) extraordinary or non-routine items,  including  litigation expenses; and  (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the following Fund’s shares are as follows:

Fund	Expense Limitation
Expires May 31, 2021
Invesco Global Growth Fund Class A Shares Class C Shares Class R5 Shares Class R6 Shares Class Y Shares	1.22% 1.97% 0.87% 0.87% 0.97%